Share-Based Compensation - Summary of Restricted Ordinary Shares Activity Under Replacement Agreement (Details) - Restricted Ordinary Shares - ¥ / shares	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding		17,594,000
Number of shares, Forfeited		(1,594,000)
Number of shares, Vested	(16,000,000)	(16,000,000)
Number of shares, Outstanding		0
Weighted average grant date fair value, Outstanding		¥ 2.56
Weighted average grant date fair value, Forfeited		2.56
Weighted average grant date fair value, Vested		2.56
Weighted average grant date fair value, Outstanding		¥ 0